Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 7,672	$ 49,172	$ 44,911
Trade accounts receivable	3,218	4,474	0
Inventory, net	18,556	18,293	13,160
Prepaid expenses and other current assets	2,355	2,251	2,788
Total current assets	31,801	74,190	60,859
Property and equipment, net	15,009	15,434	12,991
Other assets	4,583	4,644	718
Total assets	51,393	94,268	74,568
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	6,167	5,580	4,670
Accrued expenses	8,830	9,439	2,491
Accrued compensation	2,769	3,604	915
Revolving credit facility	3,612	3,449	0
Long-term debt, current portion	3,504	3,519	6,558
Deferred revenue, current portion	6,980	9,973	4,123
Total current liabilities	31,862	35,564	18,757
Long-term debt, less current portion	19,547	19,934	8,778
Deferred rent	330	360	103
Deferred revenue, less current portion	6,251	9,376	14,877
Convertible preferred stock warrant liability	0	0	5,041
Other long-term liabilities	545	300	0
Commitments and contingencies
Series A and B convertible preferred stock, $0.001 par value; 10,000,10,000 and 156,416 shares of Series A-1, A-2 and B authorized at June 30, 2011, December 31, 2010 and 2009, respectively; zero, zero and 142,398 shares of Series A-1, A-2 and B issued and outstanding at June 30, 2011, December 31, 2010 and 2009, respectively; aggregate liquidation preference of zero, zero and $149,758 at June 30, 2011, December 31, 2010 and 2009, respectively.	0	0	149,312
Stockholders' equity (deficit):
Common stock, $0.001 par value; 100,000, 100,000 and 183,983 shares authorized at June 30, 2011, December 31, 2010 and 2009, respectively; 34,022, 34,017 and 1,444 shares issued and outstanding at June 30, 2011, December 31, 2010 and 2009, respectively.	34	34	1
Additional paid-in capital	229,087	226,802	2,237
Accumulated deficit	(236,263)	(198,102)	(124,538)
Total stockholders' equity (deficit)	(7,142)	28,734	(122,300)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 51,393	$ 94,268	$ 74,568